Off-balance-sheet exposures - Schedule of contingent commitments (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Loan commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 283,903	€ 274,075
Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	14,401	12,856
Bank sureties
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	14,355	12,813
Credit derivatives sold
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	46	43
Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	113,266	92,672
Other granted guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	53,651	50,508
Other
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	59,615	42,164
Impaired assets | Loan commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	509	653
Impaired assets | Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	538	521
Impaired assets | Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 607	€ 608